Income Tax Expense (Tables)	6 Months Ended
Sep. 30, 2022
Income Tax Expense [Abstract]
Schedule of tax recognised in profit or loss
	For the six months ended September 30,
	2022	2021
	US$	US$
Tax recognised in profit or loss
Current tax expense
Current period	199,897	-

Reconciliation of effective tax rate
Loss before income tax	(4,686,382)	(7,361,965)
Tax calculated at domestic tax rates applicable to profits in PRC (2022 and 2021: 25%)	(1,171,596)	(1,840,491)
Effect of tax rates in foreign jurisdiction	365,773	348,688
Tax effect of tax loss not recognized	1,005,720	1,491,803
Income tax expense	199,897	-